RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Aggregate Amount of Net Financial Instrument Positions (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (413)	$ (426)	$ (499)
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	313
Less: current portion	88
Long-term portion	225
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	726
Less: current portion	246
Long-term portion	480
Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	(413)	(426)
Less: current portion	(158)	(64)
Long-term portion	(255)	(362)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	141
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	8
Energy derivative contracts | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	133	73
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	265
Interest rate swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	(265)	(225)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	12
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	41
Foreign exchange swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	(29)	57
Investments in equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	160
Investments in equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Investments in equity securities | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	160	117
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Total	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	412
Tax equity | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Total	$ (412)	$ (448)